EXHIBIT 99.1

Sequoia Mortgage Trust 2015-1

[No CIK nor SEC File Number because it was a Private Transaction]

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2015-1, [No CIK nor SEC File Number because it was a private transaction.]		PrimeLending, a PlainsCapital Company	29	$17,453,195	5.15%	1	$536,000	0.1582%	1	$536,000	0.1582%

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Outstanding Principal Balance (03/31/2015)
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

0		$-	0		$-	0		$-	0		$-	$0

TOTALS
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2015-1, [No CIK nor SEC File Number because it was a private transaction.]		PrimeLending, a PlainsCapital Company	29	$17,453,195	5.15%	1	$536,000	0.1582%	1	$536,000	0.1582%

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Outstanding Principal Balance (03/31/2015)
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

0		$-	0		$-	0		$-	0		$-	$0